Loans and Debentures - Schedule of Financial Settlement and Cancellation (Details) R$ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 BRL (R$)
IfrsStatementLineItems [Line Items]
Principal Amount, percentage	100.00%	100.00%
Principal Amount	$ 375	R$ 1,823
Accrued interests, percentage	0.41%	0.41%
Accrued interests	$ 2	R$ 8
Financial settlement total	$ 377	R$ 1,831
Income tax on accrued interests, percentage	17.65%	17.65%
Income tax on accrued interests		R$ 1
Financial settlement income tax on accrued interests		1
Total of payments	$ 377	1,832
Partial disposal of hedge		(283)
NDF positive adjustment (*)		117
Total	$ 377	R$ 1,666